SHARE-BASED COMPENSATION (Schedule of Share Options Outstanding and Exercisable) (Details) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Shares | shares	183,513
Options Outstanding, Weighted Average Exercise Price Per Share	$ 8.35
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 1 month 17 days
Options Exercisable, Shares | shares	114,624
Options Exercisable, Weighted Average Exercise Price	$ 8.34
$ 2.01 - $ 4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	2.01
Range of exercise price, upper limit	$ 4.00
Options Outstanding, Shares | shares	4
Options Outstanding, Weighted Average Exercise Price Per Share	$ 3.18
Options Outstanding, Weighted Average Remaining Contractual Life
Options Exercisable, Shares | shares	4
Options Exercisable, Weighted Average Exercise Price	$ 3.18
$ 4.01 - $ 6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	4.01
Range of exercise price, upper limit	$ 6.00
Options Outstanding, Shares | shares
Options Outstanding, Weighted Average Exercise Price Per Share
Options Outstanding, Weighted Average Remaining Contractual Life
Options Exercisable, Shares | shares
Options Exercisable, Weighted Average Exercise Price
$ 6.01 - $ 8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 6.01
Range of exercise price, upper limit	$ 8.00
Options Outstanding, Shares | shares	35,096
Options Outstanding, Weighted Average Exercise Price Per Share	$ 6.87
Options Outstanding, Weighted Average Remaining Contractual Life	4 months 2 days
Options Exercisable, Shares | shares	29,397
Options Exercisable, Weighted Average Exercise Price	$ 6.85
$ 8.01 - $ 10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	8.01
Range of exercise price, upper limit	$ 10.00
Options Outstanding, Shares | shares	141,745
Options Outstanding, Weighted Average Exercise Price Per Share	$ 8.63
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 7 months 24 days
Options Exercisable, Shares | shares	78,555
Options Exercisable, Weighted Average Exercise Price	$ 8.73
$ 10.01 - $12.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	10.01
Range of exercise price, upper limit	$ 12.00
Options Outstanding, Shares | shares	6,668
Options Outstanding, Weighted Average Exercise Price Per Share	$ 10.26
Options Outstanding, Weighted Average Remaining Contractual Life	7 months 6 days
Options Exercisable, Shares | shares	6,668
Options Exercisable, Weighted Average Exercise Price	$ 10.26